PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Deferred channel costs	¥ 59,501	$ 9,337	¥ 56,335
VAT prepayments	8,909	1,398	3,433
Rental deposits	489	77	2,636
Advances to suppliers	481	75	136
Others	3,471	544	2,079
Total prepayments and other current assets	¥ 72,851	$ 11,431	¥ 64,619